Employees and Personnel Costs - Social Security Costs and Pension Costs (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employees and Personnel Costs
Pension Costs	kr 3,264	kr 2,783	kr 1,953
Social security costs and pension costs	85,280	35,889	32,648
Parent Company
Employees and Personnel Costs
Social security costs	37,634	17,393	17,088
Parent Company | Board and Executive Management
Employees and Personnel Costs
Pension Costs	3,035	2,167	1,785
Parent Company | Other employees
Employees and Personnel Costs
Pension Costs	9,343	6,582	4,084
Subsidiaries
Employees and Personnel Costs
Social security costs	27,346	6,484	8,596
Subsidiaries | Board and Executive Management
Employees and Personnel Costs
Pension Costs	229	616	167
Subsidiaries | Other employees
Employees and Personnel Costs
Pension Costs	kr 7,693	kr 2,647	kr 928